Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2019
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,	June 30,
	2018	2019
Unearned revenue	26,684	—
Accrued legal and professional fees	679	864
Accrued crew costs	2,064	1,779
Accrued off-hire	3,108	3,150
Accrued payable to charterers	610	549
Accrued purchases	10,411	2,154
Accrued interest	14,402	13,953
Accrued board of directors' fees	198	253
Accrued financing cost	101	420
Accrued cash distributions	277	242
Other payables and accruals	2,137	1,662
Total	60,671	25,026